CONVERTIBLE NOTES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Short-Term Debt [Line Items]
Beginning balance	$ 515,000
Additions	98,556
Payment	(130,000)
Ending balance	483,556
Less debt discount	(81,753)	$ (191,248)
Convertible notes payable, net	$ 401,803	$ 323,752
Private Investor [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 28, 2022
Debt Instrument, Maturity Date	Jul. 31, 2022
Debt Instrument, Interest Rate During Period	14.00%
Beginning balance	$ 400,000
Additions	0
Payment	(15,000)
Ending balance	$ 385,000
Fast Capital LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 08, 2022
Debt Instrument, Maturity Date	Jun. 08, 2023
Debt Instrument, Interest Rate During Period	10.00%
Beginning balance	$ 115,000
Additions	0
Payment	(115,000)
Ending balance	$ 0
Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 07, 2023
Debt Instrument, Maturity Date	Nov. 08, 2023
Debt Instrument, Interest Rate During Period	12.00%
Beginning balance	$ 0
Additions	60,556
Payment	0
Ending balance	$ 60,556
Aes Capital Management L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Feb. 08, 2023
Debt Instrument, Maturity Date	Feb. 07, 2024
Debt Instrument, Interest Rate During Period	10.00%
Beginning balance	$ 0
Additions	38,000
Payment	0
Ending balance	$ 38,000